Stock Based Compensation - Additional Information (Detail) (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Y	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for awards under the Long-Term Incentive Plan	119.6
Period of stock option life following date of grant, in years	10
Share-based compensation	$ 0.4	$ 0.7	$ 0.5
Percentage of fair market value of Verizon common stock on the grant date	100.00%
Vesting period of stock options, in years	3 years
Cash received from the exercise of stock options	0.1	0.3	0.2
Stock option expense	0	0	0
Value Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments made to settle compensation classified as liability awards	0.1	0.1	0.1
Period of stock option life following date of grant, in years	10
Restricted Stock Units and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to the unvested portion of Verizon's RSUs and PSUs	0.4
Weighted-average period of unrecognized compensation expense related to the unvested portion of Verizon's RSUs and PSUs (in years)	2 years
Payments made to settle compensation classified as liability awards	$ 1.1	$ 0.6	$ 0.7
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per unit	$ 47.96	$ 38.67